Acquisitions and Related Transactions Acquisitions (2014 Narrative) (Details) $ / shares in Units, $ in Millions	1 Months Ended							3 Months Ended								6 Months Ended	12 Months Ended
	Oct. 31, 2015 USD ($)	Apr. 30, 2015 USD ($) shares	Oct. 31, 2014 USD ($) shares	Aug. 31, 2014 USD ($) shares	Jul. 31, 2014 USD ($)	Mar. 21, 2014 USD ($) $ / shares shares	Feb. 28, 2014 shares	Dec. 31, 2015 USD ($) shares	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) shares	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2014 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Oct. 01, 2014	Aug. 29, 2014	Jul. 01, 2014 USD ($)	Jan. 10, 2014 USD ($) shares
Guarantor Obligations, Current Carrying Value																							$ 600
Related Party Transaction, Amounts of Transaction																	$ 75
Payments to Acquire Businesses, Gross	$ 382
Revenues								$ 9,536	$ 10,616	$ 11,594	$ 10,380	$ 13,481	$ 14,987	$ 14,143	$ 13,080		42,126	$ 55,691	$ 48,335
Net income								$ (138)	$ 238	$ 772	$ 221	(294)	$ 470	$ 500	$ 448		$ 1,093	1,124	$ 315
Debt Instrument, Interest Rate, Stated Percentage								4.50%									4.50%
Number of Regency Common Units to be Issued in Acquisition Per Share | shares						1.02
MACS Transaction [Member]
Business Combination, Consideration Transferred			$ 768
PVR Acquisition [Member]
Revenues																		956
Net income																		166
Eagle Rock Midstream Acquisition [Member]
Revenues																		903
Net income																		30
Sunoco LP [Member]
Business Combination, Consideration Transferred			$ 556
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares			4,000,000	11,000,000
Lake Charles LNG Transaction [Member]
Partners' Capital Account, Units, Redeemed | shares							18,700,000
Regency Merger [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares		172,200,000
Susser Merger [Member]
Business Combination, Consideration Transferred				$ 875
Payments to Acquire Businesses, Gross				$ 1,800
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares				15,800,000
Number of Stores																					630
Dealer-operated [Member] | MACS Transaction [Member]
Number of Stores																				200
Company-operated [Member] | MACS Transaction [Member]
Number of Stores																				110
Susser [Member]
Incentive Distribution Rights																					100.00%
Revenues																		2,320
Net income																		105
Business Combination, Acquisition Related Costs																		$ 25
Sunoco LP [Member]
Proceeds from Issuance of Common Stock																	$ 213
Partners' Capital Account, Sale of Units												$ 405
Partners' Capital Account, Units, Sale of Units | shares												9,100,000					5,500,000
Regency [Member]
Senior Notes		$ 5,100
Number of common units of a subsidiary partnership that are held by a less than wholly-owned subsidiary of the Parent. | shares								100									100
Regency [Member] | PVR Acquisition [Member]
Business Combination, Consideration Transferred						$ 5,700
Payments to Acquire Businesses, Gross						$ 36
Business Acquisition, Share Price | $ / shares						$ 27.82
Proceeds from divestiture of business						$ 1,800
Regency [Member] | Eagle Rock Midstream Acquisition [Member]
Proceeds from Issuance of Common Stock																$ 400
Stock Issued During Period, Shares, Acquisitions | shares																8,200,000
Business Combination, Consideration Transferred					$ 1,300
ETP [Member]
Incentive Distribution Rights								100.00%									100.00%
Number of common units of a subsidiary partnership that are held by a wholly-owned subsidiary of the Parent. | shares								2,600,000									2,600,000
7.60% Senior Notes, due February 1, 2024 [Member]
Debt Instrument, Interest Rate, Stated Percentage																							7.60%
8.25% Senior Notes, due November 14, 2029 [Member]
Debt Instrument, Interest Rate, Stated Percentage																							8.25%
8.375% Senior Notes due June 1, 2019 [Member] | Regency [Member]
Senior Notes																						$ 499
Debt Instrument, Interest Rate, Stated Percentage																						8.38%
Panhandle [Member] | Regency [Member]
Number of common units of a subsidiary partnership that are held by a less than wholly-owned subsidiary of the Parent. | shares																							31,400,000
Panhandle [Member] | ETP [Member]
Number of common units of a subsidiary partnership that are held by a wholly-owned subsidiary of the Parent. | shares																							2,200,000
Class F Units [Member] | Panhandle [Member] | Regency [Member]
Number of common units of a subsidiary partnership that are held by a less than wholly-owned subsidiary of the Parent. | shares																							6,300,000